BASIC AND DILUTED NET LOSS PER SHARE - Summary of Computation of the Net Loss Per Share (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Numerator:
Net loss	$ (64,321)	$ (46,540)
Denominator:
Weighted average number of ordinary shares used in computing basic net loss per ordinary share	238,690,154	196,237,671
Weighted average number of ordinary shares used in computing diluted net loss per ordinary share	238,690,154	196,237,671